Business Combination (Details) - Schedule of transaction costs $ in Thousands	12 Months Ended
Jul. 21, 2021 USD ($)
Schedule of Transaction Costs [Abstract]
Cash in the PSAC trust account at the Closing of the Business Combination	$ 229,583
Other current assets	36
Accounts payable, accrued expenses, and other current liabilities	(225)
Accrued transaction costs	(5,108)
PSAC transaction costs assumed as part of the Business Combination	(18,040)
Related party notes payable	(1,080)
Private Warrants liability	(2,152)
Obligation to issue registered shares of Class A Common Stock assumed as part of the Business Combination	(32,900)
Net assets acquired	$ 170,114